Shareholders' Equity and Redeemable Non-Controlling Interest - Schedule of payments of equity securities (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Payments for Repurchase of Equity [Abstract]
Common stock				$ 950,722
Other equity instruments				39,292
Total cash paid	$ 2,247	$ 113	$ 113	$ 990,014